Nature of Operations and Organization (Details) (USD $)	0 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	May 29, 2013 Partnerships	Dec. 31, 2013 Portfolio Partnerships LimitedPartners	Dec. 31, 2012	Dec. 31, 2013 SQN AIF IV, GP LLC [Member] Portfolio LimitedPartners	Dec. 31, 2012 SQN AIF IV, GP LLC [Member] LimitedPartners	Dec. 31, 2013 Limited Partner [Member]	Dec. 31, 2013 Limited Partner [Member] SQN AIF IV, GP LLC [Member]	Dec. 31, 2013 General Partner [Member]	Dec. 31, 2013 Echo [Member] Portfolio	Dec. 31, 2013 Echo [Member] SQN AIF IV, GP LLC [Member]
Nature of Operations and Organization (Textual)
Ownership Percentage				20.00%		80.00%	80.00%	20.00%
Purchase consideration				$ 550,000				$ 550,000
Purchase of share pecentage				20.00%				20.00%
Number of portfolios		2		2					2
Lease payment									17,800,000	17,800,000
Cash payment for lease									9,300,000	9,300,000
Non-recourse debt for lease		8,541,339		8,541,339					8,500,000	8,541,339
Percentage represents the general partner's interest in income, losses and distributions		1.00%		1.00%
Capital contribution of general partners		100
Initial partnership interest refunded during early July 2013		1,000
Percentage of partnership income losses and distributions allocation to partners				1.00%		99.00%		1.00%
Percentage of income and loss distributable cash allocation to partner				20.00%		80.00%		20.00%
Maximum Limited Partner Contributions		200,000,000		200,000,000
Initial Limited Partner Cash Capital Capitalization		1,000		1,000
Percentage represents Limited Partners cumulative return compounded annually on capital contributions		8.00%		8.00%
Description of limited partnership interests		The Partnership is currently in the Offering and Operating Period, which expires the earlier of raising $200,000,000 in limited partner contributions (200,000 units at $1,000 per unit) or April 2, 2015, which is two years from the date the Partnership was declared effective by the Securities and Exchange Commission ("SEC")
Minimum period of partnership activities		7 years
Underwriting fee percentage of gross proceeds of offering		3.00%		3.00%
Targeted distribution rate of cash distribution, annual basis		6.50%		6.50%
Targeted distribution rate of cash distribution, quarterly basis		1.625%		1.625%
Targeted distribution of cash distribution		53,700		53,700
Number of limited partners		84		84	1
Cash received	7,046,490	100		7,046,490
Underwriting fee discount		540,160		540,160
Accrued underwriting fees				196,395
Total capital contribution		7,586,650		7,586,650
Capital contribution, Unit				7,586.65
Cash selling price for units		1,000
Amount paid by investor for partnership units	1,500,000
Number of units received	1,631	541
Percentage of commissions payable to broker dealers		7.00%		7.00%
Dividends payable				537
Distributions due to General Partner				7,500
Distributions made to General Partner				$ 21,875
Underwriting fee discount unit				540.16